Restatement of Previously Issued Financial Statement (Tables)	Feb. 05, 2021
Prior Period Adjustment [Abstract]
Summary of Restatement of Previously Issued Financial Statement
The impact of the restatement on the Company’s financial statements is reflected in the following table:
Balance Sheet as of February 5, 2021

	As Previously Reported	Adjustment	As Restated
Warrant liabilities	$—	$6,097,325	$6,097,325
Total liabilities	$7,475,570	$6,097,325	$13,572,895
Class A common stock subject to possible redemption	$190,658,310	$9,341,690	$200,000,000
Class A common stock	$171	$(93)	$78
Additional paid-in capital	$5,385,288	$(5,385,288)	$—
Accumulated deficit	$(385,949)	$(10,053,634)	$(10,439,583)
Total stockholders’ equity (deficit)	$5,000,010	$(15,439,015)	$(10,439,005)
Total liabilities and stockholders’ equity (deficit)	$203,133,890	$—	$203,133,890
Number of shares subject to redemption	19,065,831	934,169	20,000,000